SEGALL BRYANT & HAMILL TRUST

(the “Trust”)

Segall Bryant & Hamill Small Cap Value Fund,

Segall Bryant & Hamill Small Cap Growth Fund,

Segall Bryant & Hamill Small Cap Core Fund,

Segall Bryant & Hamill All Cap Fund,

Segall Bryant & Hamill Emerging Markets Fund,

Segall Bryant & Hamill International Small Cap Fund,

Segall Bryant & Hamill Global All Cap Fund,

Segall Bryant & Hamill Short Term Plus Fund,

Segall Bryant & Hamill Plus Bond Fund,

Segall Bryant & Hamill Quality High Yield Fund,

Segall Bryant & Hamill Municipal Opportunities Fund, and

Segall Bryant & Hamill Colorado Tax Free Fund

Supplement dated September 29, 2023 to the

Statement of Additional Information (“SAI”)

dated May 1, 2023, as amended

Effective as of September 25, 2023, Neal Andrews no longer serves as a Trustee of the Trust. Accordingly, all references in the SAI to Neal Andrews are deleted in their entirety.

Please retain this supplement with your Statement of Additional Information.

SEGALL BRYANT & HAMILL TRUST

(the “Trust”)

Segall Bryant & Hamill Select Equity ETF

Supplement dated September 29, 2023 to the

Statement of Additional Information (“SAI”)

dated August 25, 2023, as amended

Effective as of September 25, 2023, Neal Andrews no longer serves as a Trustee of the Trust. Accordingly, all references in the SAI to Neal Andrews are deleted in their entirety.

Please retain this supplement with your Statement of Additional Information.